GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending September 30, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Equity-Income Fund
File No. 811-07820
Form N-30D
Filed via EDGAR and accepted on November 30, 2001 Accession No.
0000908186-01-500020